Cost of Sales - Disclosure of impairment of assets (Details) R in Millions	12 Months Ended
	Jun. 30, 2023 ZAR (R) R / $	Jun. 30, 2022 ZAR (R) R / $	Jun. 30, 2021 ZAR (R) R / $	Jun. 30, 2023 $ / oz	Jun. 30, 2023 R / kg	Jun. 30, 2022 ZAR (R)	Jun. 30, 2022	Jun. 30, 2022 $ / oz	Jun. 30, 2022 R / kg	Dec. 31, 2021 R / $	Dec. 31, 2021 ZAR (R)	Dec. 31, 2021	Dec. 31, 2021 $ / oz	Dec. 31, 2021 R / kg	Jun. 30, 2021 ZAR (R)	Jun. 30, 2021	Jun. 30, 2021 $ / oz	Jun. 30, 2021 R / kg
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	R 0	R 4,433	R 1,124
Exchange rate (R/USD) | R / $	17.76	15.21
– 12 months
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Closing Price Of Gold Assumption				1,932	1,135,000			1,861	931,000				1,782	880,000			1,805	843,000
Exchange rate (R/USD) | R / $	18.28	15.55	14.54							15.36
Tshepong North
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	R 0	R 2,296	R 651
Recoverable amount						R 1,938									R 4,092
Discount rate applied to cash flow projections							11.67%									10.11%
Tshepong South
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	0	1,326	108
Recoverable amount						1,645									1,691
Discount rate applied to cash flow projections							11.67%									10.11%
Moab Khotsong
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	0	522	0
Recoverable amount						3,748
Discount rate applied to cash flow projections							10.44%									9.35%
Kusasalethu
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	0	145	0
Recoverable amount						806
Bambanani
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	0	144	187
Recoverable amount						0					R 36				341
Discount rate applied to cash flow projections												12.59%
Target 3
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	R 0	R 0	R 178
Recoverable amount															0
Tshepong OLOM
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate applied to cash flow projections							13.75%									12.02%
Life-of-mine plan | Tshepong North
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount						1,088									3,156
Life-of-mine plan | Tshepong South
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount						1,645									1,691
Life-of-mine plan | Moab Khotsong
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount						3,748
Life-of-mine plan | Kusasalethu
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount						806
Life-of-mine plan | Bambanani
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount						0									341
Life-of-mine plan | Target 3
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount															0
Resource base | Tshepong North
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount						850									936
Resource base | Tshepong South
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount						0									0
Resource base | Moab Khotsong
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount						0
Resource base | Kusasalethu
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount						0
Resource base | Bambanani
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount						R 0									0
Resource base | Target 3
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount															R 0